Summary of Changes in Fair Value Associated With Level 3 Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Fair Value	$ 170.5		$ 170.8
Calls/ Maturities/ Paydowns	(22.4)		(25.6)
Purchases	0		55.6
Sales	(27.9)		(0.3)
Net Realized (Gain)/loss	(0.6)		0.3
Change in Valuation	(6.5)		11.2
Net Transfers in (out)	(15.4)	[1]	(41.5)	[2]
Ending Fair value	97.7		170.5
Fixed maturities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Fair Value	158.7		157.9
Calls/ Maturities/ Paydowns	(22.4)		(23.5)
Purchases	0		55.6
Sales	(27.9)		0
Net Realized (Gain)/loss	(0.6)		0
Change in Valuation	(6.2)		10.2
Net Transfers in (out)	(15.4)	[1]	(41.5)	[2]
Ending Fair value	86.2		158.7
Fixed maturities | Corporate debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Fair Value	29.5		28.2
Calls/ Maturities/ Paydowns	0		0
Purchases	0		0
Sales	(27.9)		0
Net Realized (Gain)/loss	(0.6)		0
Change in Valuation	(1.0)		1.3
Net Transfers in (out)	0	[1]	0	[2]
Ending Fair value	0		29.5
Fixed maturities | Other debt obligations
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Fair Value	0		1.1
Calls/ Maturities/ Paydowns	0		0
Purchases	0		0
Sales	0		0
Net Realized (Gain)/loss	0		0
Change in Valuation	0		(1.1)
Net Transfers in (out)	0	[1]	0	[2]
Ending Fair value	0		0
Fixed maturities | Redeemable preferred stocks | Industrials
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Fair Value	0		53.1
Calls/ Maturities/ Paydowns	0		0
Purchases	0		0
Sales	0		0
Net Realized (Gain)/loss	0		0
Change in Valuation	0		0
Net Transfers in (out)	0	[1]	(53.1)	[2]
Ending Fair value	0		0
Fixed maturities | Asset-backed Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Fair Value	129.2		75.5
Calls/ Maturities/ Paydowns	(22.4)		(23.5)
Purchases	0		55.6
Sales	0		0
Net Realized (Gain)/loss	0		0
Change in Valuation	(5.2)		10.0
Net Transfers in (out)	(15.4)	[1]	11.6	[2]
Ending Fair value	86.2		129.2
Fixed maturities | Asset-backed Securities | Residential mortgage-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Fair Value	96.7		46.1
Calls/ Maturities/ Paydowns	(19.5)		(20.9)
Purchases	0		55.6
Sales	0		0
Net Realized (Gain)/loss	0		0
Change in Valuation	0.5		4.8
Net Transfers in (out)	(15.4)	[1]	11.1	[2]
Ending Fair value	62.3		96.7
Fixed maturities | Asset-backed Securities | Commercial mortgage-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Fair Value	27.5		21.6
Calls/ Maturities/ Paydowns	(0.3)		0
Purchases	0		0
Sales	0		0
Net Realized (Gain)/loss	0		0
Change in Valuation	(5.9)		5.4
Net Transfers in (out)	0	[1]	0.5	[2]
Ending Fair value	21.3		27.5
Fixed maturities | Asset-backed Securities | Other asset-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Fair Value	5.0		7.8
Calls/ Maturities/ Paydowns	(2.6)		(2.6)
Purchases	0		0
Sales	0		0
Net Realized (Gain)/loss	0		0
Change in Valuation	0.2		(0.2)
Net Transfers in (out)	0	[1]	0	[2]
Ending Fair value	2.6		5.0
Equity securities | Common equities | Other Equity-like Investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Fair Value	11.8		12.9
Calls/ Maturities/ Paydowns	0		(2.1)
Purchases	0		0
Sales	0		(0.3)
Net Realized (Gain)/loss	0		0.3
Change in Valuation	(0.3)		1.0
Net Transfers in (out)	0	[1]	0	[2]
Ending Fair value	$ 11.5		$ 11.8

[1]	The $(15.4) million was transferred out of Level 3 into Level 2 due to the availability of vendor pricing on a residential mortgage-backed security.
[2]	The net $(41.5) million of transfers out of Level 3 included: a $12.1 million transfer into Level 3 and subsequent transfer out of Level 3 at $(15.1) million due to sufficient trade volume, a $(53.1) million transfer out of Level 3 due to the availability of vendor pricing on a redeemable preferred stock, and $14.6 million of transfers into Level 3 due to the lack of trade volume.